                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Value Fund

 Schedule of Investments 5/31/16 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.1%

 Energy - 10.8%

 Oil & Gas Equipment & Services - 4.3%

 200,403

 Halliburton Co.

 $

 8,452,999

 224,847

 Schlumberger, Ltd.

 17,155,826

 $

 25,608,825

 Integrated Oil & Gas - 5.1%

 208,037

 Chevron Corp.

 $

 21,011,737

 121,389

 Occidental Petroleum Corp.

 9,157,586

 $

 30,169,323

 Oil & Gas Exploration & Production - 1.4%

 98,849

 EOG Resources, Inc.

 $

 8,042,355

 Total Energy

 $

 63,820,503

 Materials - 3.2%

 Commodity Chemicals - 1.7%

 123,373

 LyondellBasell Industries NV

 $

 10,037,627

 Specialty Chemicals - 1.5%

 75,124

 Ecolab, Inc.

 $

 8,807,538

 Total Materials

 $

 18,845,165

 Capital Goods - 10.2%

 Aerospace & Defense - 2.9%

 133,083

 Raytheon Co.

 $

 17,256,873

 Industrial Machinery - 5.1%

 150,508

 Illinois Tool Works, Inc.

 $

 15,958,363

 210,038

 Ingersoll-Rand Plc

 14,032,639

 $

 29,991,002

 Trading Companies & Distributors - 2.2%

 186,216

 United Rentals, Inc. *

 $

 12,973,669

 Total Capital Goods

 $

 60,221,544

 Transportation - 1.5%

 Air Freight & Logistics - 1.5%

 53,818

 FedEx Corp.

 $

 8,878,355

 Total Transportation

 $

 8,878,355

 Media - 3.3%

 Movies & Entertainment - 3.3%

 260,245

 Time Warner, Inc.

 $

 19,690,137

 Total Media

 $

 19,690,137

 Retailing - 1.8%

 Specialty Stores - 1.8%

 174,129

 Tiffany & Co.

 $

 10,789,033

 Total Retailing

 $

 10,789,033

 Food & Staples Retailing - 2.1%

 Food Retail - 2.1%

 378,279

 Whole Foods Market, Inc.

 $

 12,237,326

 Total Food & Staples Retailing

 $

 12,237,326

 Food, Beverage & Tobacco - 3.3%

 Brewers - 1.6%

 93,872

 Molson Coors Brewing Co. (Class B)

 $

 9,310,225

 Tobacco - 1.7%

 198,976

 Reynolds American, Inc.

 $

 9,889,107

 Total Food, Beverage & Tobacco

 $

 19,199,332

 Health Care Equipment & Services - 4.3%

 Health Care Distributors - 2.3%

 172,543

 Cardinal Health, Inc.

 $

 13,622,270

 Managed Health Care - 2.0%

 104,717

 Aetna, Inc.

 $

 11,857,106

 Total Health Care Equipment & Services

 $

 25,479,376

 Pharmaceuticals, Biotechnology & Life Sciences - 8.7%

 Pharmaceuticals - 8.7%

 245,061

 Johnson & Johnson

 $

 27,615,924

 679,927

 Pfizer, Inc.

 23,593,467

 $

 51,209,391

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 51,209,391

 Banks - 11.9%

 Diversified Banks - 9.0%

 1,014,290

 Bank of America Corp.

 $

 15,001,349

 430,169

 JPMorgan Chase & Co.

 28,077,129

 236,759

 US Bancorp

 10,138,020

 $

 53,216,498

 Regional Banks - 2.9%

 179,367

 SunTrust Banks, Inc.

 $

 7,859,862

 100,807

 The PNC Financial Services Group, Inc.

 9,046,420

 $

 16,906,282

 Total Banks

 $

 70,122,780

 Diversified Financials - 10.3%

 Other Diversified Financial Services - 1.1%

 195,790

 Voya Financial, Inc.

 $

 6,433,659

 Specialized Finance - 1.1%

 97,187

 Nasdaq, Inc.

 $

 6,415,314

 Consumer Finance - 3.7%

 700,619

 Synchrony Financial

 $

 21,859,313

 Asset Management & Custody Banks - 1.1%

 206,869

 Invesco, Ltd.

 $

 6,495,687

 Investment Banking & Brokerage - 3.3%

 305,492

 Lazard, Ltd.

 $

 10,747,209

 309,374

 Morgan Stanley Co.

 8,467,566

 $

 19,214,775

 Total Diversified Financials

 $

 60,418,748

 Insurance - 5.2%

 Multi-line Insurance - 2.7%

 347,683

 The Hartford Financial Services Group, Inc.

 $

 15,704,841

 Property & Casualty Insurance - 2.5%

 436,580

 XL Group Plc

 $

 14,996,523

 Total Insurance

 $

 30,701,364

 Software & Services - 2.9%

 Internet Software & Services - 1.4%

 341,421

 eBay, Inc. *

 $

 8,351,158

 Systems Software - 1.5%

 213,150

 Oracle Corp.

 $

 8,568,630

 Total Software & Services

 $

 16,919,788

 Technology Hardware & Equipment - 4.5%

 Communications Equipment - 4.5%

 918,643

 Cisco Systems, Inc.

 $

 26,686,579

 Total Technology Hardware & Equipment

 $

 26,686,579

 Semiconductors & Semiconductor Equipment - 4.2%

 Semiconductors - 4.2%

 845,221

 Micron Technology, Inc. *

 $

 10,751,211

 571,452

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 14,126,293

 $

 24,877,504

 Total Semiconductors & Semiconductor Equipment

 $

 24,877,504

 Telecommunication Services - 2.6%

 Integrated Telecommunication Services - 2.6%

 298,387

 Verizon Communications, Inc.

 $

 15,187,898

 Total Telecommunication Services

 $

 15,187,898

 Utilities - 8.3%

 Electric Utilities - 4.9%

 230,372

 American Electric Power Co., Inc.

 $

 14,911,980

 405,152

 Exelon Corp.

 13,884,559

 $

 28,796,539

 Multi-Utilities - 3.4%

 442,346

 Public Service Enterprise Group, Inc.

 $

 19,794,984

 Total Utilities

 $

 48,591,523

 TOTAL COMMON STOCKS

 (Cost $549,276,031)

 $

 583,876,346

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $549,276,031) (a)

 $

 583,876,346

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 5,239,648

 TOTAL NET ASSETS - 100.0%

 $

 589,115,994

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At May 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $549,276,031 was as follows:

 Aggregate gross unrealized appreciation for all investments in which

 $

 46,558,055

 there is an excess of value over tax cost

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (11,957,740)

 Net unrealized appreciation

 $

 34,600,315

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2016, in valuing the Fund's investments:

 Level 1

  Level 2

 Level 3

 Total

 Common Stocks

  $       583,876,346

  $             -

  $             -

  $     583,876,346

 Total

  $       583,876,346

  $             -

  $             -

  $     583,876,346

 During the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 28, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date July 28, 2016

* Print the name and title of each signing officer under his or her signature.